Consolidated Balance Sheets (Parentheticals) (USD $)	Jun. 30, 2013 Successor [Member] Common Class L [Member]	Jun. 30, 2013 Successor [Member] Common Class A [Member]	Jun. 30, 2013 Successor [Member]	Jan. 31, 2013 Predecessor [Member] Common Class L [Member]	Jan. 31, 2013 Predecessor [Member] Common Class A [Member]	Jan. 31, 2013 Predecessor [Member]
Common stock, par value (in Dollars per share)	$ 0	$ 0	$ 0.0001	$ 0.01	$ 0.01	$ 0
Common stock, shares authorized	0	0	250,000,000	1,000,000	200,000	0
Common stock, shares issued	0	0	6,285,583	1,000,000	68,889	0
Common stock, shares outstanding	0	0	6,285,583	1,000,000	68,889	0